NET LOSS PER SHARE (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Numerator:
Net loss	$ (36,675)	[1]	$ (45,980)	[2],[3]
Accretion of Class D preferred shares to liquidation preference on automatic conversion	10,219
Net loss attributable to non-controlling interests			(6,450)
Net loss attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted	$ (46,894)		$ (39,530)
Denominator:
Weighted-average common shares outstanding – basic and diluted (in Shares)	10,815,580		7,814,796
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted (in Dollars per share)	$ (4.34)		$ (5.06)

[1]	Loss before income taxes of $36,671 plus loss from equity investment of $4.
[2]	Loss before income taxes of $45,884 plus loss from equity investment of $96.
[3]	See Note 3. for information on the reclassification adjustment of December 31, 2019.